Property And Equipment (Schedule Of Property And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Computer equipment	Dec. 31, 2011 Production equipment	Dec. 31, 2011 Office equipment, furniture and fixtures	Dec. 31, 2011 Software	Dec. 31, 2011 Technology	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2011 Construction in progress	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Computer equipment	Dec. 31, 2010 Predecessor Production equipment	Dec. 31, 2010 Predecessor Office equipment, furniture and fixtures	Dec. 31, 2010 Predecessor Software	Dec. 31, 2010 Predecessor Technology	Dec. 31, 2010 Predecessor Leasehold improvements	Dec. 31, 2010 Predecessor Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 288,258	$ 30,950	$ 18,910	$ 11,212	$ 28,881	$ 148,764	$ 20,514	$ 29,027	$ 390,286	$ 62,239	$ 27,216	$ 18,975	$ 87,727	$ 145,888	$ 24,278	$ 23,963
Less accumulated depreciation		(10,490)								(158,979)
Property and equipment, net	$ 276,809	$ 277,768								$ 231,307